Acquired Technology (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2020
Acquired Finite-Lived Intangible Assets [Line Items]
Gross value			$ 3,300
Net value	$ 2,453		$ 2,994
Acquired technology
Acquired Finite-Lived Intangible Assets [Line Items]
Gross value	$ 3,270
Estimated Life	5 years
Accumulated amortization	$ 817			$ 800
Net value	2,453
Amortization expense	500	$ 100
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
Remaining three months of 2020	200
2021	600
2022	600
2023	600
2024	$ 400
Weighted-average remaining amortization period	3 years 9 months 18 days